OPERATING SEGMENT INFORMATION - Non current Assets per segment (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
NON-CURRENT
Fixed asset	R$ 33,199,861	R$ 33,367,981
Intangible asset	4,801,212	4,992,176	R$ 798,784	R$ 785,493
TOTAL NON CURRENT ASSETS	147,647,770	148,558,073
Reportable Segments [Member]
NON-CURRENT
Fixed asset	33,199,861		32,489,221
Intangible asset	4,801,212		430,265
Contractual Asset	52,934,098		41,507,373
TOTAL NON CURRENT ASSETS	90,935,171		74,426,859
Administration
NON-CURRENT
Fixed asset	1,740,810		6,474,258
Intangible asset	529,564
TOTAL NON CURRENT ASSETS	2,270,374		6,474,258
Generation
NON-CURRENT
Fixed asset	30,565,660		26,014,963
Intangible asset	4,269,556		430,265
TOTAL NON CURRENT ASSETS	34,835,216		26,445,228
Transmission
NON-CURRENT
Fixed asset	893,391
Intangible asset	2,092	R$ 2,092	2,092	R$ 2,092
Contractual Asset	52,934,098		41,507,373
TOTAL NON CURRENT ASSETS	R$ 53,829,581		R$ 41,507,373